Notes to the Statements of Comprehensive Loss (Details) - Schedule of research and development expenses - Research and Development Expense [Member] - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the Statements of Comprehensive Loss (Details) - Schedule of research and development expenses [Line Items]
Salary and related expenses	[1]	₪ 11,297	₪ 9,152	₪ 7,889
Consulting and professional services		6,498	6,122	1,560
Subcontractors		1,485	1,772	48
Computer maintenance		553	515	325
Office maintenance		396	413	280
Car maintenance		300	347	278
Depreciation and amortization		507	458	205
Others		454	312	142
Less government grants	[2]		(244)	(134)
Total		21,490	18,847	10,593
Including share-based payment		₪ 362	₪ 486	₪ 564

[1]	Including share-based payment
[2]	See Note 10 above.